Note Borrowings (Other short-term borrowings and maximum aggregate balance of short term borrowings) (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Short-term debt
Securities sold not yet purchased	$ 0	$ 0
Other Borrowings	42	1,208
Balance outstanding at the end of the period	42	96,208
Maximum aggregate balance outstanding at any month-end	186,200	240,598
Average monthly aggregate balance outstanding	$ 27,833	$ 52,784
Weighted average interest rate at December 31	2.53%	1.55%
Weighted average interest rate for the year	2.04%	1.61%
Advances with the FHLB (2017- 1.43% to 1.66%)
Short-term debt
Advances with the FHLB	$ 0	$ 95,000